LOANS - Aging Analysis of Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aging Analysis of Loans By Class [Abstract]
Loans	$ 4,276,285	$ 4,038,825
Accrued interest excluded from total	13,952	13,461
Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	37,380	12,899
Accrued interest excluded from total	115	109
30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	3,798	6,339
Accrued interest excluded from total	37	65
60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	25,148	3,035
Accrued interest excluded from total	78	44
90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	8,434	3,525
Accrued interest excluded from total	0	0
Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	4,238,905	4,025,926
Accrued interest excluded from total	13,837	13,352
Commercial
Aging Analysis of Loans By Class [Abstract]
Loans	2,213,557	1,937,364
Accrued interest excluded from total	6,901	6,496
Commercial | Commercial and industrial
Aging Analysis of Loans By Class [Abstract]
Loans	1,158,841	1,001,329
Accrued interest excluded from total	3,551	3,310
Commercial | Commercial and industrial | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	0	132
Commercial | Commercial and industrial | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	78
Commercial | Commercial and industrial | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial and industrial | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	0	54
Commercial | Commercial and industrial | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	1,158,841	1,001,197
Commercial | Commercial real estate
Aging Analysis of Loans By Class [Abstract]
Loans	1,054,716	936,035
Accrued interest excluded from total	3,350	3,186
Commercial | Commercial real estate | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	26,888	0
Commercial | Commercial real estate | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	22,988	0
Commercial | Commercial real estate | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	3,900	0
Commercial | Commercial real estate | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	1,027,828	936,035
Mortgage
Aging Analysis of Loans By Class [Abstract]
Loans	1,524,821	1,516,726
Accrued interest excluded from total	5,503	5,357
Mortgage | 1-4 family owner occupied - jumbo
Aging Analysis of Loans By Class [Abstract]
Loans	878,761	875,551
Accrued interest excluded from total	2,675	2,520
Mortgage | 1-4 family owner occupied - jumbo | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	3,540	2,899
Mortgage | 1-4 family owner occupied - jumbo | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	716	755
Mortgage | 1-4 family owner occupied - jumbo | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	660	664
Mortgage | 1-4 family owner occupied - jumbo | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	2,164	1,480
Mortgage | 1-4 family owner occupied - jumbo | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	875,221	872,652
Mortgage | 1-4 family owner occupied - non-jumbo
Aging Analysis of Loans By Class [Abstract]
Loans	289,562	299,142
Accrued interest excluded from total	1,153	1,160
Mortgage | 1-4 family owner occupied - non-jumbo | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	3,439	6,249
Mortgage | 1-4 family owner occupied - non-jumbo | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	1,381	3,395
Mortgage | 1-4 family owner occupied - non-jumbo | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	757	1,653
Mortgage | 1-4 family owner occupied - non-jumbo | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	1,301	1,201
Mortgage | 1-4 family owner occupied - non-jumbo | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	286,123	292,893
Mortgage | 1-4 family non-owner occupied
Aging Analysis of Loans By Class [Abstract]
Loans	172,293	176,950
Accrued interest excluded from total	654	680
Mortgage | 1-4 family non-owner occupied | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	170	329
Mortgage | 1-4 family non-owner occupied | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	119	329
Mortgage | 1-4 family non-owner occupied | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	29	0
Mortgage | 1-4 family non-owner occupied | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	22	0
Mortgage | 1-4 family non-owner occupied | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	172,123	176,621
Mortgage | 1-4 family - 2nd lien
Aging Analysis of Loans By Class [Abstract]
Loans	157,597	133,947
Accrued interest excluded from total	899	846
Mortgage | 1-4 family - 2nd lien | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	965	1,059
Mortgage | 1-4 family - 2nd lien | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	270	648
Mortgage | 1-4 family - 2nd lien | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	235	66
Mortgage | 1-4 family - 2nd lien | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	460	345
Mortgage | 1-4 family - 2nd lien | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	156,632	132,888
Mortgage | Resort lending
Aging Analysis of Loans By Class [Abstract]
Loans	26,608	31,136
Accrued interest excluded from total	122	151
Mortgage | Resort lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	57	143
Mortgage | Resort lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Mortgage | Resort lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Mortgage | Resort lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	57	143
Mortgage | Resort lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	26,551	30,993
Installment
Aging Analysis of Loans By Class [Abstract]
Loans	537,907	584,735
Accrued interest excluded from total	1,548	1,608
Installment | Boat lending
Aging Analysis of Loans By Class [Abstract]
Loans	272,512	264,341
Accrued interest excluded from total	778	736
Installment | Boat lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	729	467
Installment | Boat lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	287	281
Installment | Boat lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	200	99
Installment | Boat lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	242	87
Installment | Boat lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	271,783	263,874
Installment | Recreational vehicle lending
Aging Analysis of Loans By Class [Abstract]
Loans	191,857	224,537
Accrued interest excluded from total	496	576
Installment | Recreational vehicle lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	985	1,207
Installment | Recreational vehicle lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	550	622
Installment | Recreational vehicle lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	205	395
Installment | Recreational vehicle lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	230	190
Installment | Recreational vehicle lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	190,872	223,330
Installment | Other
Aging Analysis of Loans By Class [Abstract]
Loans	73,538	95,857
Accrued interest excluded from total	274	296
Installment | Other | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	607	414
Installment | Other | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	475	231
Installment | Other | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	74	158
Installment | Other | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	58	25
Installment | Other | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	$ 72,931	$ 95,443